VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026
($ reported in thousands)

	Par Value	Value
Convertible Bonds and Notes—19.0%
Aerospace & Defense—0.3%
AeroVironment, Inc. 0.000%, 7/15/30	$890	$903
Intuitive Machines, Inc. 144A 2.500%, 10/1/30(1)	1,440	3,190
		4,093

Auto Manufacturers—0.2%
Rivian Automotive, Inc. 4.625%, 3/15/29	3,155	3,605
Biotechnology—0.8%
Bridgebio Pharma, Inc.
2.250%, 2/1/29	2,020	2,240
144A 0.750%, 2/1/33(1)	325	323
Halozyme Therapeutics, Inc. 144A 0.000%, 2/15/31(1)	3,135	3,046
Ionis Pharmaceuticals, Inc.
1.750%, 6/15/28	1,040	1,544
144A 0.000%, 12/1/30(1)	1,620	1,680
Ligand Pharmaceuticals, Inc. 144A 0.750%, 10/1/30(1)	1,585	2,125
		10,958

Commercial Services—0.8%
Affirm Holdings, Inc. 0.750%, 12/15/29	3,040	3,207
Block, Inc. 0.250%, 11/1/27	3,725	3,498
Global Payments, Inc. 1.500%, 3/1/31	1,910	1,714
Shift4 Payments, Inc. 0.500%, 8/1/27	2,560	2,412
		10,831

Computers—2.6%
Lumentum Holdings, Inc. 144A 0.375%, 3/15/32(1)	2,585	12,656
Parsons Corp. 2.625%, 3/1/29	900	884
Seagate HDD Cayman 3.500%, 6/1/28	635	5,172
Western Digital Corp. 3.000%, 11/15/28	1,525	17,525
Zscaler, Inc. 144A 0.000%, 7/15/28(1)(2)	1,595	1,446
		37,683

Diversified REITs—0.3%
Digital Realty Trust LP 144A 1.875%, 11/15/29(1)	3,370	3,781
Electric Utilities—1.5%
FirstEnergy Corp. 144A 3.625%, 1/15/29(1)	2,935	3,207
NextEra Energy Capital Holdings, Inc. 3.000%, 3/1/27	5,330	7,747
	Par Value	Value

Electric Utilities—continued
Ormat Technologies, Inc. Series A 144A 1.500%, 3/15/31(1)	$2,920	$3,090
Southern Co. (The) 144A 3.250%, 6/15/28(1)	3,520	3,578
WEC Energy Group, Inc. 144A 3.375%, 6/1/28(1)	4,070	4,245
		21,867

Electronics—0.4%
Mirion Technologies, Inc. 144A 0.250%, 6/1/30(1)	1,335	1,507
OSI Systems, Inc. 144A 0.500%, 2/1/31(1)	3,825	4,086
		5,593

Energy-Alternate Sources—0.1%
Array Technologies, Inc. 144A 2.875%, 7/1/31(1)	845	1,094
Engineering & Construction—0.2%
Granite Construction, Inc. 3.250%, 6/15/30	1,920	3,533
Entertainment—0.9%
DraftKings Holdings, Inc. 0.000%, 3/15/28(2)	2,115	1,930
IMAX Corp. 144A 0.750%, 11/15/30(1)	2,200	2,458
Live Nation Entertainment, Inc.
2.875%, 1/15/30	6,645	7,399
144A 2.875%, 10/15/31(1)	1,025	1,062
		12,849

Financial Services—1.0%
Coinbase Global, Inc.
0.500%, 6/1/26	2,890	2,879
144A 0.000%, 10/1/29(1)(2)	4,695	4,269
Dave, Inc. 144A 0.000%, 4/1/31(1)	1,645	2,007
Galaxy Digital Holdings LP 144A 0.500%, 5/1/31(1)	2,845	2,450
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	1,465	1,489
WisdomTree, Inc. 144A 4.625%, 8/15/30(1)	1,485	1,740
		14,834

Ground Transportation—0.0%
Uber Technologies, Inc. 144A 0.000%, 5/15/28(1)	510	557
Health Care REITs—0.6%
Welltower OP LLC 144A 3.125%, 7/15/29(1)	4,760	8,237
Healthcare-Products—0.7%
Alphatec Holdings, Inc. 0.750%, 3/15/30	1,315	1,302
See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Envista Holdings Corp. 1.750%, 8/15/28	$2,565	$2,552
Guardant Health, Inc. 144A 0.000%, 5/15/33(1)	1,915	2,000
Tandem Diabetes Care, Inc. 1.500%, 3/15/29	2,655	2,707
TransMedics Group, Inc. 1.500%, 6/1/28	1,255	1,650
		10,211

Healthcare-Services—0.2%
Alignment Healthcare, Inc. 4.250%, 11/15/29	1,820	3,010
Industrial REITs—0.2%
Rexford Industrial Realty LP 144A 4.375%, 3/15/27(1)	2,330	2,322
Internet—0.3%
Alibaba Group Holding Ltd. 0.500%, 6/1/31	1,070	1,544
DoorDash, Inc. 144A 0.000%, 5/15/30(1)	1,590	1,517
Uber Technologies, Inc. 0.875%, 12/1/28	1,410	1,724
		4,785

Investment Companies—0.8%
Cipher Digital, Inc. 144A 0.000%, 10/1/31(1)	1,450	2,012
IREN Ltd. 144A 0.000%, 7/1/31(1)	2,605	2,253
Riot Platforms, Inc. 0.750%, 1/15/30	1,670	2,382
Terawulf, Inc. 144A 0.000%, 5/1/32(1)	3,380	4,613
		11,260

Leisure Time—0.2%
NCL Corp., Ltd. 144A 0.750%, 9/15/30(1)	3,305	3,097
Machinery-Construction & Mining—0.6%
Bloom Energy Corp. 144A 0.000%, 11/15/30(1)	3,605	6,275
BWX Technologies, Inc. 144A 0.000%, 11/1/30(1)	2,290	2,478
		8,753

Mining—0.3%
Centrus Energy Corp. 144A 0.000%, 8/15/32(1)	1,050	1,251
MP Materials Corp. 144A 3.000%, 3/1/30(1)	825	2,602
		3,853

	Par Value	Value

Miscellaneous Manufacturing—0.2%
JBT Marel Corp. 144A 0.375%, 9/15/30(1)	$2,710	$2,547
Office REITs—0.1%
Boston Properties LP 144A 2.000%, 10/1/30(1)	1,585	1,482
Oil, Gas & Consumable Fuels—0.7%
Crescent Energy Co. 144A 2.750%, 3/15/31(1)	2,130	2,451
Liberty Energy, Inc. 144A 0.000%, 3/1/31(1)	960	1,155
Northern Oil & Gas, Inc. 3.625%, 4/15/29	2,340	2,480
Solaris Energy Infrastructure, Inc. 0.250%, 10/1/31	2,315	3,536
		9,622

Pharmaceuticals—0.4%
Indivior Pharmaceuticals, Inc. 144A 0.625%, 3/15/31(1)	1,470	1,671
Jazz Investments I Ltd. 3.125%, 9/15/30	3,035	4,534
		6,205

Real Estate—0.1%
Compass, Inc. 144A 0.250%, 4/15/31(1)	1,685	1,480
Retail—0.3%
Burlington Stores, Inc. 1.250%, 12/15/27	1,295	2,106
Freshpet, Inc. 3.000%, 4/1/28	1,345	1,652
		3,758

Semiconductors—1.6%
Cohu, Inc. 144A 1.500%, 1/15/31(1)	1,420	2,707
MACOM Technology Solutions Holdings, Inc. 0.000%, 12/15/29(2)	1,930	3,395
Microchip Technology, Inc. 0.750%, 6/1/30	3,245	3,542
MKS, Inc. 1.250%, 6/1/30	1,920	3,777
ON Semiconductor Corp. 0.500%, 3/1/29	1,685	2,052
Semtech Corp. 144A 0.000%, 10/15/30(1)	1,900	2,536
Synaptics, Inc. 0.750%, 12/1/31	1,125	1,383
Ultra Clean Holdings, Inc. 144A 0.000%, 3/15/31(1)	2,430	3,008
		22,400

Software—2.1%
Akamai Technologies, Inc.
0.375%, 9/1/27	4,970	5,504
See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026
($ reported in thousands)
	Par Value	Value

Software—continued
144A 0.250%, 5/15/33(1)	$1,145	$1,503
BILL Holdings, Inc. 0.000%, 4/1/30(2)	2,300	2,037
Cloudflare, Inc. 0.000%, 8/15/26	3,240	3,764
CoreWeave, Inc. 144A 1.750%, 12/1/31(1)	4,595	5,954
Datadog, Inc. 0.000%, 12/1/29	4,515	4,540
Nebius Group N.V. 144A 1.250%, 3/15/31(1)	2,640	2,930
Snowflake, Inc. 0.000%, 10/1/29	355	416
Strategy, Inc. 0.000%, 12/1/29(2)	4,795	4,142
		30,790

Telecommunications—0.3%
AST SpaceMobile, Inc. 144A 2.000%, 1/15/36(1)	2,435	2,474
Viavi Solutions, Inc. 144A 0.625%, 3/1/31(1)	595	2,319
		4,793

Transportation—0.2%
Scorpio Tankers, Inc. 144A 1.750%, 4/15/31(1)	2,310	2,588
Total Convertible Bonds and Notes (Identified Cost $226,717)		272,471

	Shares
Convertible Preferred Stocks—2.9%
Aerospace & Defense—0.6%
Boeing Co. (The), 6.000%	103,900	7,501
VSE Corp., 5.750%	40,070	1,852
		9,353

Banks—0.6%
Wells Fargo & Co. Series L, 7.500%	7,175	8,544
Chemicals—0.2%
Albemarle Corp., 7.250%	37,345	2,911
Electric Utilities—0.6%
NextEra Energy, Inc., 7.299%	26,305	1,553
PG&E Corp. Series A, 6.000%	92,875	3,906
Southern Co. (The) Series A, 7.125%	59,540	3,098
		8,557

Healthcare Providers & Services—0.2%
BrightSpring Health Services, Inc., 6.750%	20,855	3,296
Semiconductors & Semiconductor Equipment—0.3%
Microchip Technology, Inc., 7.500%	53,345	4,197
	Shares	Value

Software—0.3%
Oracle Corp. Series D, 6.500%	81,610	$3,972
Trading Companies & Distributors—0.1%
QXO, Inc., 5.500%	23,630	1,337
Total Convertible Preferred Stocks (Identified Cost $38,710)		42,167

Common Stocks—74.5%
Aerospace & Defense—1.9%
Boeing Co. (The)(3)	48,522	11,113
BWX Technologies, Inc.	73,165	15,832
		26,945

Automobile Components—0.8%
Magna International, Inc.	172,795	11,002
Banks—13.5%
Bank of America Corp.	200,665	10,727
Bank of Hawaii Corp.	205,853	16,367
Community Financial System, Inc.	173,884	11,017
Glacier Bancorp, Inc.	469,392	23,024
Huntington Bancshares, Inc.	679,011	11,380
Independent Bank Corp.	148,412	11,575
JPMorgan Chase & Co.(4)	64,498	20,203
Old National Bancorp	457,003	10,954
Pinnacle Financial Partners, Inc.	157,756	15,608
PNC Financial Services Group, Inc. (The)	49,829	11,112
Southstate Bank Corp.	103,652	10,124
Truist Financial Corp.	219,356	11,297
UMB Financial Corp.	167,596	21,146
Wells Fargo & Co.	111,792	9,193
		193,727

Biotechnology—0.7%
AbbVie, Inc.	44,486	9,401
Capital Markets—5.5%
Charles Schwab Corp. (The)	479,857	43,974
Goldman Sachs Group, Inc. (The)	18,078	16,700
Morgan Stanley	93,477	17,816
		78,490

Chemicals—1.7%
Albemarle Corp.	62,387	12,272
Nutrien Ltd.	155,728	11,835
		24,107

Consumer Staples Distribution & Retail—0.7%
Costco Wholesale Corp.	10,198	10,346
Electric Utilities—1.2%
NextEra Energy, Inc.	180,648	17,682
Electrical Equipment—2.8%
GE Vernova, Inc.	37,294	40,406
See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026
($ reported in thousands)
	Shares	Value

Electronic Equipment, Instruments & Components—1.6%
Amphenol Corp. Class A	152,039	$22,391
Financial Services—0.4%
Berkshire Hathaway, Inc. Class B(3)	11,221	5,314
Food Products—1.5%
Hershey Co. (The)	115,490	21,451
Healthcare Providers & Services—1.8%
HCA Healthcare, Inc.	22,525	9,786
Universal Health Services, Inc. Class B	99,079	16,672
		26,458

Industrial Conglomerates—1.2%
General Electric Co.	58,601	16,990
Industrial REITs—3.0%
Prologis, Inc.	298,823	42,439
Insurance—0.7%
Cincinnati Financial Corp.	62,136	10,165
Interactive Media & Services—4.6%
Alphabet, Inc. Class A	123,467	47,510
Meta Platforms, Inc. Class A	29,646	18,141
		65,651

Machinery—1.4%
Flowserve Corp.	139,239	10,254
Kennametal, Inc.	274,174	10,613
		20,867

Metals & Mining—4.9%
Commercial Metals Co.	384,736	26,531
Freeport-McMoRan, Inc.	79,531	4,595
Nucor Corp.	112,577	25,363
Royal Gold, Inc.	60,421	14,101
		70,590

Oil, Gas & Consumable Fuels—8.1%
Chevron Corp.	35,268	6,818
EOG Resources, Inc.	159,550	22,428
Exxon Mobil Corp.	45,987	7,097
HF Sinclair Corp.	672,821	45,220
Marathon Petroleum Corp.	85,025	21,111
Phillips 66	76,137	13,640
		116,314

Passenger Airlines—0.7%
Southwest Airlines Co.	250,809	9,511
Personal Care Products—0.8%
Estee Lauder Cos., Inc. (The) Class A	146,085	11,206
Pharmaceuticals—3.4%
Eli Lilly & Co.	36,138	33,775
	Shares	Value

Pharmaceuticals—continued
Pfizer, Inc.	572,592	$15,288
		49,063

Semiconductors & Semiconductor Equipment—7.4%
Advanced Micro Devices, Inc.(3)	132,436	46,947
Marvell Technology, Inc.	196,130	32,391
Microchip Technology, Inc.	76,835	7,139
Micron Technology, Inc.	38,514	19,918
		106,395

Software—1.0%
Microsoft Corp.(4)	36,128	14,732
Specialized REITs—1.1%
Equinix, Inc.	14,422	15,616
Specialty Retail—1.3%
Home Depot, Inc. (The)(4)	56,949	18,725
Technology Hardware, Storage & Peripherals—0.8%
Dell Technologies, Inc. Class C	55,549	11,607
Total Common Stocks (Identified Cost $888,474)		1,067,591

Total Long-Term Investments—96.4% (Identified Cost $1,153,901)		1,382,229

Short-Term Investment—0.7%
Money Market Mutual Fund—0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.543%)(5)	10,185,398	10,185
Total Short-Term Investment (Identified Cost $10,186)		10,185

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—97.1% (Identified Cost $1,164,087)		1,392,414

Written Options—(0.4)%
(See open written options schedule)
Total Written Options (Premiums Received $1,878)	(6,295)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—96.7% (Identified Cost $1,162,209)	$1,386,119
Other assets and liabilities, net—3.3%	47,661
NET ASSETS—100.0%	$1,433,780

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
REIT	Real Estate Investment Trust

See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026
($ reported in thousands)
Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, these securities amounted to a value of $140,548 or 9.8% of net assets.

(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)	Non-income producing.
(4)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $40,097.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Open written options contracts as of April 30, 2026 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Advanced Micro Devices, Inc.	(155)	$(4,805)	$310.00	05/15/26	$(783)
Advanced Micro Devices, Inc.	(387)	(12,771)	330.00	05/15/26	(1,393)
Albemarle Corp.	(155)	(3,565)	230.00	05/15/26	(50)
Alphabet, Inc.	(448)	(16,800)	375.00	05/15/26	(715)
Amphenol Corp.	(532)	(9,310)	175.00	05/15/26	(15)
Boeing Co. (The)	(169)	(4,310)	255.00	05/15/26	(7)
Charles Schwab Corp. (The)	(1,513)	(15,886)	105.00	05/15/26	(11)
Commercial Metals Co.	(769)	(5,768)	75.00	05/15/26	(46)
Dell Technologies, Inc.	(165)	(3,630)	220.00	05/15/26	(87)
Eli Lilly & Co.	(126)	(13,230)	1,050.00	05/15/26	(28)
EOG Resources, Inc.	(398)	(5,771)	145.00	05/15/26	(102)
Estee Lauder Cos., Inc. (The)	(584)	(5,256)	90.00	05/15/26	(47)
GE Vernova, Inc.	(126)	(14,616)	1,160.00	05/15/26	(188)
Goldman Sachs Group, Inc. (The)	(42)	(4,284)	1,020.00	05/15/26	(5)
HF Sinclair Corp.	(1,682)	(10,512)	62.50	05/15/26	(925)
Home Depot, Inc. (The)	(199)	(7,562)	380.00	05/15/26	(3)
JPMorgan Chase & Co.	(225)	(7,762)	345.00	05/15/26	(2)
Marathon Petroleum Corp.	(297)	(7,425)	250.00	05/15/26	(264)
Marvell Technology, Inc.	(772)	(12,352)	160.00	05/15/26	(965)
Marvell Technology, Inc.	(309)	(4,790)	155.00	05/15/26	(482)
Meta Platforms, Inc.	(103)	(7,931)	770.00	05/15/26	(3)
Microchip Technology, Inc.	(230)	(2,070)	90.00	05/15/26	(154)
Microsoft Corp.	(126)	(5,796)	460.00	05/15/26	(7)
Morgan Stanley	(233)	(4,893)	210.00	05/15/26	(4)
Royal Gold, Inc.	(149)	(4,470)	300.00	05/15/26	(7)
Southwest Airlines Co.	(627)	(3,135)	50.00	05/15/26	(2)
Total Written Options					$(6,295)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of April 30, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at April 30, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$272,471	$—	$272,471
Equity Securities:
Convertible Preferred Stocks	42,167	42,167	—
Common Stocks	1,067,591	1,067,591	—
Money Market Mutual Fund	10,185	10,185	—
Total Assets	1,392,414	1,119,943	272,471
Liabilities:
Other Financial Instruments:
Written Options	(6,295)	(6,295)	—
Total Investments, Net of Written Options	$1,386,119	$1,113,648	$272,471
There were no securities valued using significant unobservable inputs (Level 3) at April 30, 2026.
There were no transfers into or out of Level 3 related to securities held at April 30, 2026.
See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.